Not FDIC Insured May Lose Value No Bank Guarantee
FSS1-Q1PH

Statements of Investments
(unaudited)
Franklin Templeton SMACS: Series CH 2
Franklin Templeton SMACS: Series E 4
Franklin Templeton SMACS: Series H 7
Franklin Templeton SMACS: Series I 9
Notes to Statements of Investments 12

Franklin Strategic Series
Statement of Investments (unaudited), November 30, 2021
Franklin Templeton SMACS: Series CH
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.4%
California 99.4%
a
California Community Housing Agency , Annadel Apartments , Revenue , 144A, 2019 A ,
5% , 4/01/49 ...................................................... $ 200,000 $ 218,969
California County Tobacco Securitization Agency , Gold Country Settlement Funding
Corp. , Revenue , 2020 B-1 , Refunding , 4% , 6/01/49 ........................ 100,000 113,398
California Municipal Finance Authority ,
a
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 125,000 143,323
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 130,000 151,836
a
California Pollution Control Financing Authority , Rialto Bioenergy Facility LLC ,
Revenue , 144A, 2018 , 7.5% , 12/01/40 .................................. 75,000 62,430
California Statewide Communities Development Authority ,
Special Assessment, 2019 C, 5%, 9/02/49 ............................... 125,000 150,137
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 100,000 113,317
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 100,000 121,718
a
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2018 A,
5.5%, 12/01/58 .................................................. 250,000 306,600
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 100,000 108,441
a
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 200,000 216,474
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 2 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 130,000 150,304
City of Rancho Cordova , Grantline 208 Community Facilities District No. 2018-1 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 100,000 115,718
City of Roseville ,
SVSP Westpark -Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 125,000 143,721
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 130,000 150,047
City of Santa Paula , Harvest Community Facilities District No. 1 , Special Tax , 2020 ,
4% , 9/01/50 ...................................................... 125,000 139,765
City of Tracy , Community Facilities District No. 2016-01 , Special Tax , 2018 , 5% ,
9/01/48 ......................................................... 110,000 124,990
City of Upland , Community Facilities District No. 2015-1 , Special Tax , 2019 A , 4% ,
9/01/49 ......................................................... 185,000 205,137
a
CSCDA Community Improvement Authority , Dublin , Revenue , 144A, 2021 B , 4% ,
2/01/57 ......................................................... 140,000 141,958
Folsom Ranch Financing Authority , City of Folsom Community Facilities District No. 19 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 75,000 87,198
Foothill-Eastern Transportation Corridor Agency , Revenue , 2013 B-2 , Refunding , 3.5% ,
1/15/53 ......................................................... 190,000 210,287
River Islands Public Financing Authority , Community Facilities District No. 2021-1 ,
Special Tax , 2021 , 4% , 9/01/51 ....................................... 140,000 149,840
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... 125,000 151,655
3,477,263
Total Municipal Bonds (Cost $3,280,356) .......................................
3,477,263
a a a a
a
Total Investments (Cost $3,280,356) 99.4% .....................................
$3,477,263
Other Assets, less Liabilities 0.6% .............................................
19,857
Net Assets 100.0% ...........................................................
$3,497,120

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

See Abbreviations on page 16 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $1,198,195, representing 34.3% of net assets.

Franklin Strategic Series
Statement of Investments (unaudited), November 30, 2021
Franklin Templeton SMACS: Series E
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 49.6%
Beverages 4.0%
PepsiCo, Inc. ........................................ United States 1,200 $ 191,736
Biotechnology 2.4%
AbbVie, Inc. ......................................... United States 1,000 115,280
Chemicals 2.5%
Huntsman Corp. ...................................... United States 3,750 118,837
Diversified Telecommunication Services 2.2%
BCE, Inc. ........................................... Canada 2,150 108,182
Electric Utilities 7.6%
Duke Energy Corp. .................................... United States 2,000 194,020
Exelon Corp. ......................................... United States 1,000 52,730
Southern Co. (The) .................................... United States 2,000 122,200
368,950
Health Care Providers & Services 2.8%
CVS Health Corp. ..................................... United States 1,500 133,590
Insurance 1.2%
MetLife, Inc. ......................................... United States 1,000 58,660
Metals & Mining 0.8%
Rio Tinto plc, ADR ..................................... Australia 600 37,614
Multi-Utilities 2.8%
Dominion Energy, Inc. .................................. United States 1,400 99,680
DTE Energy Co. ...................................... United States 350 37,919
137,599
Oil, Gas & Consumable Fuels 2.7%
TotalEnergies SE, ADR ................................. France 2,800 128,772
Pharmaceuticals 7.2%
Bristol-Myers Squibb Co. ................................ United States 3,700 198,431
Merck & Co., Inc. ..................................... United States 2,000 149,820
348,251
Semiconductors & Semiconductor Equipment 6.2%
Analog Devices, Inc. ................................... United States 600 108,150
Texas Instruments, Inc. ................................. United States 1,000 192,370
300,520
Specialty Retail 3.7%
Home Depot, Inc. (The) ................................. United States 450 180,274
Tobacco 3.5%
Philip Morris International, Inc. ........................... United States 2,000 171,880
Total Common Stocks (Cost $1,952,193) .......................................
2,400,145
Equity-Linked Securities 43.7%
Automobiles 4.6%
a
Bank of America Corp. into Ford Motor Co., 144A, 12%, 12/07/22 . United States 5,000 96,492
a
National Bank of Canada into General Motors Co., 144A, 10%,
1/26/22 ........................................... United States 2,500 126,777
223,269

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Banks 4.7%
a
Credit Suisse AG into Bank of America Corp., 144A, 7.5%, 7/19/22 United States 3,000 $ 125,080
a
Mizuho Markets Cayman LP into JPMorgan Chase & Co., 144A, 8%,
6/30/22 ........................................... United States 650 100,387
225,467
Capital Markets 5.1%
a
Citigroup Global Markets Holdings, Inc. into Barrick Gold Corp.,
144A, 9%, 10/13/22 .................................. United States 6,500 121,861
a
UBS AG into Morgan Stanley, 144A, 8.5%, 2/11/22 ............ United States 1,500 124,832
246,693
Communications Equipment 1.8%
a
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 12/02/22 United States 1,600 88,274
Energy Equipment & Services 2.9%
a
Royal Bank of Canada into Schlumberger NV, 144A, 10%, 3/01/22 United States 5,000 141,190
Insurance 2.4%
a
BNP Paribas Issuance BV into MetLife, Inc., 144A, 8.5%, 8/23/22 . United States 2,000 118,143
Internet & Direct Marketing Retail 2.9%
a
J.P. Morgan Structured Products BV into Amazon.com, Inc., 144A,
Reg S, 9.5%, 12/07/21 ................................ United States 40 137,706
Media 2.6%
a
Morgan Stanley Finance II Ltd. into Comcast Corp., 144A, 6%,
7/19/22 ........................................... United States 2,500 126,446
Metals & Mining 4.1%
a
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc., 144A, 12%, 10/26/22 ............................. United States 3,000 104,302
a
National Bank of Canada into Rio Tinto plc, 144A, 12.5%, 7/28/22 . Australia 1,400 92,115
196,417
Oil, Gas & Consumable Fuels 2.6%
a
UBS AG into Chevron Corp., 144A, 10%, 8/16/22 ............. United States 1,200 126,775
Road & Rail 2.4%
a
Goldman Sachs International Bank into Union Pacific Corp., 144A,
8%, 2/09/22 ........................................ United States 500 115,004
Semiconductors & Semiconductor Equipment 4.7%
a
Credit Suisse AG into Intel Corp., 144A, 9%, 7/19/22 ........... United States 2,000 100,739
a
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
9%, 10/11/22 ....................................... United States 800 125,929
226,668
Software 2.9%
a
Societe Generale SA into Workday, Inc., 144A, 8%, 9/02/22 ...... United States 550 138,833
Total Equity-Linked Securities (Cost $2,090,802) ................................
2,110,885

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

See Abbreviations on page 16 .
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 2.3%
Electric Utilities 2.3%
American Electric Power Co., Inc., 6.125% .................. United States 2,300 $ 112,125
Total Convertible Preferred Stocks (Cost $112,594) ..............................
112,125
Total Long Term Investments (Cost $4,155,589) .................................
4,623,155
a
Short Term Investments 0.2%
a a
Country Shares
a
Value
a
Money Market Funds 0.2%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 8,308 8,308
Total Money Market Funds (Cost $8,308) .......................................
8,308
Total Short Term Investments (Cost $8,308 ) ....................................
8,308
a
Total Investments (Cost $4,163,897) 95.8% .....................................
$4,631,463
Other Assets, less Liabilities 4.2% .............................................
203,579
Net Assets 100.0% ...........................................................
$4,835,042
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $2,110,885, representing 43.7% of net assets.
b
See Note 6 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Statement of Investments (unaudited), November 30, 2021
Franklin Templeton SMACS: Series H
See Notes to Statements of Investments. Quarterly Statements of Investments

a a
Shares
a
Value
a
Management Investment Companies 26.8%
Capital Markets 26.8%
a
Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF .......... 35,000 $ 938,350
Total Management Investment Companies (Cost $889,962) .......................
938,350
Principal
Amount
a a a a
Municipal Bonds 70.9%
California 4.3%
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... $ 125,000 151,655
Colorado 17.2%
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2019 , Refunding , 4% , 1/01/38 ................................. 100,000 108,594
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/37 ....
100,000 116,459
Hunters Overlook Metropolitan District No. 5 , GO , 2019 A , 5% , 12/01/39 ..........
150,000 165,284
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
200,000 211,405
601,742
Connecticut 3.1%
b
Steel Point Infrastructure Improvement District , Tax Allocation , 144A, 2021 , 4% , 4/01/31 100,000 110,108
Florida 6.9%
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 100,608
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 75,000 79,651
Windward Community Development District , Special Assessment , 2020 A-1 , 3% ,
5/01/25 ......................................................... 60,000 61,055
241,314
Indiana 3.4%
Indiana Finance Authority , Marian University, Inc. , Revenue , 2019 A , 5% , 9/15/39 ...
100,000 120,457
Louisiana 7.7%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 119,993
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 148,757
268,750
Maryland 3.0%
b
City of Baltimore , Harbor Point Special Taxing District , Tax Allocation, Senior Lien ,
144A, 2019 A , Refunding , 3.5% , 6/01/39 ................................ 100,000 104,329
Minnesota 3.3%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 114,666
Pennsylvania 3.3%
b
Allentown Neighborhood Improvement Zone Development Authority , Revenue , 144A,
2017 , Refunding , 5% , 5/01/32 ........................................ 100,000 115,931

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

See Abbreviations on page 16 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 6.6%
b
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... $ 100,000 $ 103,290
b
New Hope Cultural Education Facilities Finance Corp. , CityScape Schools, Inc. ,
Revenue , 144A, 2019 A , 5% , 8/15/39 ................................... 110,000 127,057
230,347
Washington 3.2%
b
Washington State Housing Finance Commission , Presbyterian Retirement
Communities Northwest Obligated Group , Revenue , 144A, 2019 A , 5% , 1/01/49 ... 100,000 112,128
Wisconsin 4.1%
b
Public Finance Authority , Friends Homes Obligated Group , Revenue , 144A, 2019 ,
Refunding , 5% , 9/01/49 ............................................. 125,000 142,113
U.S. Territories 4.8%
District of Columbia 4.8%
District of Columbia , International School Obligated Group , Revenue , 2019 ,
5% , 7/01/49 ...................................................... 140,000 167,049
Total Municipal Bonds (Cost $2,336,868) .......................................
2,480,589
Total Long Term Investments (Cost $3,226,830) .................................
3,418,939
a
a a a a
a
Total Investments (Cost $3,226,830) 97.7% .....................................
$3,418,939
Other Assets, less Liabilities 2.3% .............................................
80,426
Net Assets 100.0% ...........................................................
$3,499,365
a
See Note 6 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $963,713, representing 27.5% of net assets.

Franklin Strategic Series
Statement of Investments (unaudited), November 30, 2021
Franklin Templeton SMACS: Series I
See Notes to Statements of Investments. Quarterly Statements of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 95.5%
Airlines 2.6%
a
American Airlines Group, Inc. , Senior Note , 144A, 5% , 6/01/22 ................. $ 100,000 $ 99,760
Auto Components 2.6%
a
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% , 10/15/29 ........... 100,000 98,625
Automobiles 3.1%
Ford Motor Co. , Senior Note , 9% , 4/22/25 .................................
100,000 121,600
Chemicals 2.4%
a
SCIH Salt Holdings, Inc. , Senior Note , 144A, 6.625% , 5/01/29 .................. 100,000 92,500
Communications Equipment 2.3%
a
CommScope Technologies LLC ,
Senior Bond, 144A, 5%, 3/15/27 ....................................... 50,000 45,010
Senior Note, 144A, 6%, 6/15/25 ....................................... 47,000 45,469
90,479
Containers & Packaging 3.8%
a
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% , 4/15/25 ...... 150,000 147,465
Diversified Financial Services 3.8%
a
MPH Acquisition Holdings LLC ,
Senior Note, 144A, 5.75%, 11/01/28 .................................... 75,000 67,125
Senior Secured Note, 144A, 5.5%, 9/01/28 ............................... 80,000 77,644
144,769
Energy Equipment & Services 6.1%
a
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 .................................... 100,000 98,185
Senior Secured Note, 144A, 6.5%, 9/15/28 ............................... 135,000 138,883
237,068
Food Products 2.9%
a
Post Holdings, Inc. , Senior Bond , 144A, 5.625% , 1/15/28 ..................... 110,000 113,400
Health Care Equipment & Supplies 2.6%
a
Mozart Debt Merger Sub, Inc. , Senior Note , 144A, 5.25% , 10/01/29 .............. 100,000 100,045
Health Care Providers & Services 24.5%
a
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................................. 50,000 48,001
Senior Note, 144A, 6.875%, 4/01/28 .................................... 425,000 399,547
Senior Secured Note, 144A, 8%, 3/15/26 ................................ 150,000 156,944
Senior Secured Note, 144A, 8%, 12/15/27 ............................... 174,000 186,469
a
Tenet Healthcare Corp. , Senior Note , 144A, 6.125% , 10/01/28 .................. 150,000 153,405
944,366
Hotels, Restaurants & Leisure 5.7%
a
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ..................... 90,000 90,567
a
Vail Resorts, Inc. , Senior Note , 144A, 6.25% , 5/15/25 ........................ 50,000 52,355
a
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond , 144A, 5.5% ,
3/01/25 ......................................................... 75,000 75,241
218,163

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
Quarterly Statements of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Media 13.9%
a
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.75% , 4/15/28 ......... $ 150,000 $ 156,703
a
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior Secured Note ,
144A, 5.375% , 8/15/26 .............................................. 100,000 44,493
a
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. , Senior Secured Note , 144A,
5.875% , 8/15/27 ................................................... 100,000 101,938
DISH DBS Corp. ,
Senior Note, 5.875%, 7/15/22 ......................................... 110,000 111,501
Senior Note, 5.875%, 11/15/24 ........................................ 60,000 60,794
a
Univision Communications, Inc. , Senior Secured Note , 144A, 5.125% , 2/15/25 ..... 60,000 60,927
536,356
Metals & Mining 1.9%
a
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 9.875% , 10/17/25 ............. 66,000 74,343
Oil, Gas & Consumable Fuels 5.7%
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 7.75%, 4/15/23 ......................................... 110,000 109,433
a
Senior Note, 144A, 11%, 4/15/25 ...................................... 50,000 54,600
Occidental Petroleum Corp. , Senior Note , 8% , 7/15/25 .......................
50,000 57,016
221,049
Pharmaceuticals 10.2%
a
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ................................... 210,000 212,379
Senior Note, 144A, 5%, 1/30/28 ....................................... 80,000 71,343
a
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 ............. 110,000 111,067
394,789
Trading Companies & Distributors 1.4%
a
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ................. 50,000 52,877
Total Corporate Bonds (Cost $3,537,881) .......................................
3,687,654
Shares
Escrows and Litigation Trusts 2.8%
a
Chesapeake Energy Corp., Escrow Account , 144A .......................... 100,000 106,156
Total Escrows and Litigation Trusts (Cost $100,000) .............................
106,156
Total Long Term Investments (Cost $3,637,881) .................................
3,793,810
a
a a a a

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
See Notes to Statements of Investments. Quarterly Statements of Investments

See Abbreviations on page 16 .
Short Term Investments 0.2%
a a
Shares
a
Value
a
Money Market Funds 0.2%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 7,379 $ 7,379
Total Money Market Funds (Cost $7,379) .......................................
7,379
Total Short Term Investments (Cost $7,379 ) ....................................
7,379
a
Total Investments (Cost $3,645,260) 98.5% .....................................
$3,801,189
Other Assets, less Liabilities 1.5% .............................................
58,467
Net Assets 100.0% ...........................................................
$3,859,656
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $3,333,466, representing 86.4% of net assets.
b
See Note 6 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
1. Organization
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of ten separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds purchased or wrote exchange traded and OTC option contracts primarily to manage and/or gain exposure to equity price/interest rate/foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received
2. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The following fund had invested in derivatives during the period.
F ranklin Templeton SMACS Series E - Options
4. Concentration of Risk
Franklin Templeton SMACS: Series CH invests a large percentage of its total assets in obligations of issuers within California .
Such con centration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In a ddition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
3. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
6. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2021, investments in affiliated management investment companies were as follows:
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $379,928 $(371,620) $— $— $8,308 8,308 $1
Total Affiliated Securities ... $— $379,928 $(371,620) $— $— $8,308 $1
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Liberty Federal
Intermediate Tax-Free Bond
Opportunities ETF ......... $945,525 $— $— $— $(7,175) $938,350 35,000 $3,682
Total Affiliated Securities ... $945,525 $— $— $— $(7,175) $938,350 $3,682
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $1,888 $618,123 $(612,632) $— $— $7,379 7,379 $1
Total Affiliated Securities ... $1,888 $618,123 $(612,632) $— $— $7,379 $1

Franklin Strategic Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
A summary of inputs used as of November 30, 2021, in valuing the Funds’ assets carried at fair value, is as follows:
8. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Municipal Bonds ......................... $ — $ 3,477,263 $ — $ 3,477,263
Total Investments in Securities ........... $— $3,477,263 $— $3,477,263
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
a
Common Stocks ........................ 2,400,145 — — 2,400,145
Equity-Linked Securities ................... — 2,110,885 — 2,110,885
Convertible Preferred Stocks ............... 112,125 — — 112,125
Short Term Investments ................... 8,308 — — 8,308
Total Investments in Securities ........... $2,520,578 $2,110,885 $— $4,631,463
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
a
Management Investmen t Companies ......... 938,350 — — 938,350
Municipal Bonds ......................... — 2,480,589 — 2,480,589
Total Investments in Securities ........... $938,350 $2,480,589 $— $3,418,939
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 3,687,654 — 3,687,654
Escrows and Litigation Trusts ............... — 106,156 — 106,156
Short Term Investments ................... 7,379 — — 7,379
Total Investments in Securities ........... $7,379 $3,793,810 $— $3,801,189
a
For detailed categories, see the accompanying Statement of Investments.
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
GO General Obligation
7. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.